Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2026
Concentrations of Risk [Abstract]
Schedule of Concentrations of Risk

For the year ended March 31, 2026, 2025 and 2024, the customers who accounted for 10% or more of the Company’s revenue are as below:

	2026		2025		2024
	Percentage of revenue	Accounts receivable	Percentage of revenue	Accounts receivable	Percentage of revenue	Accounts receivable

Customer A (Digitalization and other solution segment)	8.0%	$10,704	12.6%	$2,212	10.2%	$-
Customer B (Connectivity segment)	19.9%	$335,767	10.6%	$142,058
Customer C (Digitalization and other solution segment)	14.4%	$106,528

For the year ended March 31, 2026, 2025 and 2024, the vendor who accounted for 10% or more of the Company’s purchases and its outstanding payable balances as at year end date, is presented as follows:

	2026		2025		2024
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable

Vendor A	7.9%	$124,882	14.1%	$214,605	18.50%	$352,444
Vendor B	11.4%	$158,956	13.3%	$111,668
Vendor C	10.9%	$14,329
Vendor D	10.4%	$73,223